Employee benefit plans - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
France
Employee benefit plans
Discount rate	3.40%	3.10%	3.05%
Salary increases	3.00%	3.00%	3.00%
Switzerland
Employee benefit plans
Discount rate	1.16%
Expected rate of return on plan assets	3.33%
Salary increases	2.50%